Ordinary shares (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Jun. 17, 2019 USD ($)
Treasury stock, shares, acquired | shares	1,710,952	1,710,952
Cost of repurchase | ¥		¥ 15.1
Price per share | $ / shares	$ 1.16
ADS
Treasury stock, shares, acquired | shares	427,738	427,738
Cost of repurchase | $	$ 2.0
Price per share | $ / shares	$ 4.65
Stock repurchase program, authorized amount | $			$ 20.0